EMPLOYEE BENEFITS - Sensitivity of Defined Benefit Obligation (Details) - Impact on defined benefit obligation - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes in assumption of +1% discount rate	€ (904)	€ (1,321)
Changes in assumption of -1% discount rate	€ 1,013	€ 1,507